STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 13 - STOCKHOLDERS' DEFICIT

Preferred stock

The Company is authorized to issue 600,000 shares of preferred stock with no par value. As of June 30, 2018 and December 31, 2017, the Company had 80,000 shares of preferred stock and 160,000 shares of Series B preferred stock issued and outstanding.

Common stock

On May 10, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada increasing the total number of shares which the Company is authorized to issue from five hundred twenty five million six hundred thousand (525,600,000) shares to seven hundred fifty million six hundred thousand (750,600,000) shares and increasing the number of authorized shares of common stock from five hundred and twenty five million (525,000,000) shares of common stock, $0.001 par value, to seven hundred and fifty million (750,000,000) shares of common stock.

As of June 30, 2018 and December 31, 2017, the Company had 247,186,285 shares and 244,086,285 shares of common stock issued and outstanding.

During the six months ended June 30, 2018, the Company issued an aggregate of 750,000 shares of its common stock for services rendered valued at $111,410 based on the underlying market value of the common stock at the date of issuance.

During the six months ended June 30, 2018, the Company issued 1,000,000 shares of its common stock in connection with a distribution agreement previously accrued during the year ended December 31, 2017.

During the six months ended June 30, 2018, the Company issued an aggregate of 100,000 shares of its common stock in connection with the issuance of promissory notes payable valued at $25,500 based on the underlying market value of the common stock at the date of issuance.

During the six months ended June 30, 2018, the Company issued 1,250,000 shares of its common stock in exchange for proceeds of $150,000 and received $1,150,000 common stock subscriptions for 5,750,000 shares of its common stock and 5,750,000 three year warrants with an exercise price of $1.00 per share.

Effective July 5, 2016, the Company amended its articles of incorporation to increase the authorized shares of capital stock of the Company from two hundred million (200,000,000) shares of common stock, and eighty thousand (80,000) shares of preferred stock, both $.001 par value respectively, to five hundred twenty five million (525,000,000) shares common stock ($0.001 par value), and six hundred thousand (600,000) shares of preferred stock (no par value), respectively.

Preferred stock

The Company is authorized to issue 600,000 shares of preferred stock with no par value.

On June 19, 2014, the Company’s Board of Directors designated 80,000 shares of preferred stock, no par value. Each share of preferred stock shall entitle the holder to one thousand (1,000) votes and is convertible into one share of common stock and shall have the same rights and privileges and rank equally, share ratably and be identical in all respects as to all matters with the Company’s common stock.

On June 25, 2014, the Company issued an aggregate of 80,000 shares of preferred stock to officers and directors for services rendered.

On November 16, 2016, the Company’s Board of Directors designated 160,000 preferred shares as Series B Preferred stock, no par value. Each share of Series B Preferred shall entitle the holder to one thousand (2,000) votes and is convertible into one share of common stock and shall have the same rights and privileges and rank equally, share ratably and be identical in all respects as to all matters with the Company’s common stock but is not entitled to any dividends declared.

On November 16, 2016, the Company issued an aggregate of 160,000 shares of preferred stock to officers and directors for services rendered.

Common stock

In February 2016, the Company issued an aggregate of 1,250,000 shares of its common stock for services rendered valued at $25,000 based on the underlying market value of the common stock at the date of issuance.

In July 2016, the Company issued an aggregate of 3,700,000 shares of its common stock for services rendered valued at $101,090 based on the underlying market value of the common stock at the date of issuance.

In July 2016, the Company issued 3,000,000 shares of its common stock as conversion for outstanding accounts payable to related party valued at $80,433 based on the underlying market value of the common stock at the date of issuance.

In August 2016, the Company issued 300,000 shares of its common stock for as loan extension valued at $17,970 based on the underlying market value of the common stock at the date of issuance.

In August 2016, the Company issued an aggregate of 3,150,000 shares of its common stock for services rendered valued at $182,725 based on the underlying market value of the common stock at the date of issuance.

In October 2016, the Company issued an aggregate of 800,000 shares of its common stock for in connection with the issuance of convertible debt valued at $30,000 based on the underlying market value of the common stock at the date of issuance.

In October 2016, the Company issued 60,000 shares of its common stock for services rendered valued at $2,346 based on the underlying market value of the common stock at the date of issuance.

In December 2016, the Company issued an aggregate of 400,000 shares of its common stock for services rendered valued at $11,900 based on the underlying market value of the common stock at the date of issuance.

In December 2016, the Company issued 5,000,000 shares of its common stock in exchange for proceeds of $100,000.

In January 2017, the Company issued an aggregate of 228,118 shares of its common stock for services rendered valued at $7,478 based on the underlying market value of the common stock at the date of issuance.

In February 2017, the Company issued 350,000 shares of its common stock for services rendered valued at $25,830 based on the underlying market value of the common stock at the date of issuance.

In February 2017, the Company issued 43,666,666 shares of its common stock in exchange for proceeds of $940,000.

In March 2017, the Company issued an aggregate of 13,662,000 shares of its common stock in settlement of $220,000 convertible notes payable.

In April 2017, the Company issued an aggregate of 1,675,000 shares of its common stock for services rendered valued at $62,850 based on the underlying market value of the common stock at the date of issuance.

In May 2017, the Company issued 750,000 shares of its common stock for services rendered valued at $102,750 based on the underlying market value of the common stock at the date of issuance.

In August 2017, the Company issued 500,000 shares of its common stock for services rendered valued at $43,000 based on the underlying market value of the common stock at the date of issuance.

In September 2017, the Company issued an aggregate of 550,000 shares of its common stock for services rendered valued at $47,245 based on the underlying market value of the common stock at the date of issuance.

In October 2017, the Company issued 50,000 shares of its common stock for services rendered valued at $5,005 based on the underlying market value of the common stock at the date of issuance.

In November 2017, the Company issued 50,000 shares of its common stock for services rendered valued at $4,450 based on the underlying market value of the common stock at the date of issuance.

In December 2017, the Company issued 800,000 shares of its common stock for services rendered valued at $132,720 based on the underlying market value of the common stock at the date of issuance.